Reserves	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Reserves
30	RESERVES
Reserves comprise of:

(a)	Translation reserves
Exchange differences relating to the translation of the net assets of the Group’s foreign operations, which relate to subsidiaries only, from their functional currency into the Group’s presentation currency, being Singapore Dollars, are recognized directly in the translation reserves.

(b)	Legal reserves
Legal reserve arose from:

•
a subsidiary in Thailand whereby, according to the Civil and Commercial Code of Thailand, an entity must appropriate at least one-twentieth
of the profit arising from the business of the entity to a legal reserve at each distribution of dividend, until the legal reserve reaches one-tenth
of the capital of the entity. Such legal reserve is not available for distribution as dividend until the entity is finally wound up.

•
subsidiaries in People’s Republic of China (“PRC”) whereby, accordingly to the laws applicable to the PRC Domestic Enterprises and PRC Foreign Investment Enterprises, the PRC subsidiaries must make annual appropriations of not less than 10% of after-tax profit
from
after-tax profit
to
non-distributable statutory
reserve. These reserve funds can only be used for specific purposes and are not distributable as cash dividends.

(c)	Share-based payment reserves
The share-based payment reserves arose from the grant of share awards to employees under the Performance Share Plan (Note 23).

(d)	Other reserves
Other reserves arose from the following:
On September 19, 2018, TDCXH acquired 40%
paid-up
share capital in TDCX SG from the
non-controlling
interest holder, which comprised an aggregate of 0.8 million ordinary shares for a total consideration of S$38 million. The transaction has been treated as an equity transaction between shareholders with the difference between the consideration and the book value of the equity interest in TDCX SG recorded in other reserve.
On December 22, 2020, the Founder transferred his 100% equity interest in TDCXH to TDCX KY for a consideration of S$2. The transaction has been treated as an equity transaction between shareholders with the difference between the consideration and the book value of the equity interest in TDCXH recorded in other reserve.
On March 23, 2021, the Founder transferred his 100% equity interest in TDCX KY to TDCX. As part of this transaction, TDCX drew upon its loan facility agreement in an aggregate amount of S$252 million (US$188 million) and subsequently distributed all the proceeds to the Founder. The transaction has been treated as common control transaction and was accounted for in a manner similar to a pooling of interest with assets and liabilities reflected at their historical amounts in the Group’s consolidated financial statements. The proceeds distributed to the Founder were accounted for as a distribution in the Company’s consolidated statement of changes in equity.
As described in
N
ote 2
2
, the Company issued 19,358,957 Class A ordinary shares on October 5, 2021 and 2,903,843 Class A ordinary shares on October 12, 2021. The share premium arising from the issuance of shares, net of share issuance costs has been recorded as other reserve in the Company’s consolidated statement of changes in equity.
On March 14, 2022, the Company announced that the board of directors had approved a US$
30
million share repurchase program. The share repurchase program commenced on March 14, 2022. The repurchase program has no expiration date and may be suspended, modified or discontinued at any time without prior notice. The Company expects to fund repurchases under this program with its existing cash balance. The Company’s proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades, and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations and its insider trading policy. The Company’s board of directors will review the share repurchase program periodically and may authorize adjustment of its terms and size.
As of December 31, 2022, a total of 1,048,812 (December 31, 2021:
nil
) ADSs repurchased pursuant to the aforementioned share repurchase program were held in reserves.